UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 03/31/2015

Item 1 – Report to Stockholders

MARCH 31, 2015

ANNUAL REPORT

BIF Multi-State Municipal Series Trust

>	BIF California Municipal Money Fund
>	BIF Connecticut Municipal Money Fund
>	BIF Massachusetts Municipal Money Fund
>	BIF New Jersey Municipal Money Fund
>	BIF New York Municipal Money Fund
>	BIF Ohio Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility has remained low from a long-term perspective, but increased over the course of 2014 amid higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market. Geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile in the middle of the summer, stoking worries about economic growth outside the United States. As the U.S. economy continued to show steady improvement, the stronger data caused concern among investors that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted in the fourth quarter due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became relatively attractive as compared to international sovereign debt.

Equity markets reversed in the first quarter of 2015 and U.S. stocks underperformed international markets, notably Europe and Japan, but also emerging markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. Meanwhile, economic reports in Europe and Asia easily beat investors’ very low expectations for those economies, and accommodative policies from global central banks helped international equities rebound. The ECB’s asset purchase program (announced in January and commenced in March) was the largest in scale and effect on the markets. Overall, market volatility decreased in the first quarter as global risks abated, with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the Eurozone.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.93%	12.73%
U.S. small cap equities (Russell 2000® Index)	14.46	8.21
International equities (MSCI Europe, Australasia, Far East Index)	1.13	(0.92)
Emerging market equities (MSCI Emerging Markets Index)	(2.37)	0.44
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	6.25	9.88
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	3.43	5.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.29	6.60
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.50	2.00

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2015

The Federal Open Market Committee (“FOMC”) maintained the federal funds rate in the target range of 0.00% to 0.25% during the 12-month period ended March 31, 2015. The FOMC’s statement at the conclusion of the March 18th meeting read “that an increase in the target range for the federal funds rate remains unlikely at the April Committee meeting,” but the FOMC “anticipates that it will be appropriate to raise the target range when it sees further improvement in the labor market.” This language marked a departure from previous statements in which the FOMC said “it can be patient in beginning to normalize the stance of monetary policy.” The removal of the word “patient” was viewed by the market as a small but meaningful step toward the beginning of higher rates. However, anticipation of a pending rate increase was tempered by the FOMC’s assessment of the U.S. economy. They acknowledged that “economic growth has moderated somewhat.” Additionally, the FOMC issued new forecasts at the March 18th meeting including a slightly lower outlook for 2015 and 2016 gross domestic product (GDP), reduced inflation forecasts and a revised prediction for the unemployment rate falling further than thought a few months ago. Officials also slashed their median estimate for the federal funds rate, the key overnight lending rate, to 0.625% for the end of 2015 from the 1.125% estimated in December 2014.

Chairwoman Yellen followed the release of the statement with a scheduled press conference in which she further clarified the FOMC’s views. On the topic of the change in language, she stated that “just because we removed the word ‘patient’ from the statement doesn’t mean we’re going to be impatient.” Ms. Yellen further stressed that there had been no firm decision on the timing of a first rate hike. Regarding the FOMC’s lower GDP forecasts, Ms. Yellen stated that she continues to view the U.S. economy as growing moderately and continued to characterize inflation weakness as transitory. She explained that there is “no simple answer” for when to raise rates, noting that the FOMC should be neither premature nor behind the curve in its decision.

In the eurozone, slow economic growth combined with falling inflation measures compelled the European Central Bank (“ECB”) to cut its key rates by 0.10% in July, and an additional 0.10% in September, boldly taking the deposit rate to a negative 0.20%. In late 2014, the central bank implemented an asset purchase program focused on asset-backed securities and covered bonds. In January 2015, the ECB announced a larger-than-expected bond-buying program, which ECB President Mario Draghi referred to as the final part of a set of policies that include buying 1.1 trillion of government bonds, European institutional debt and private sector assets between March 2015 and September 2016. The ECB improved its prediction for economic growth this year to 1.5%, up from 1% previously, and anticipated that low negative inflation would persist in the months ahead before prices begin to rise in late 2015, with 1.8% inflation in 2017.

London Interbank Offered Rates (“LIBOR”) moved slightly higher over the period amid speculation of a possible Fed rate hike by mid-2015. The benchmark three-month LIBOR ended the period at 0.27%, which is four basis points higher than it was 12 months ago.

In the short-term tax-exempt market, conditions remained stable with strong demand and low supply. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data), ranged between a high of 0.12% and a historical low of 0.02%, averaging just 0.05% for the period. VRDN new issuance was light as municipal issuers focused on issuing longer-term bonds at attractive low yield levels. As monetary policy continued to be accommodative, VRDN demand remained well supported by the desire among market participants to remain defensive heading into an eventual rising rate environment. As a result, dealer VRDN inventory remained at manageable levels, keeping rates in check.

In 2014, tax-exempt money funds experienced seasonal outflows in April, which is a trend driven by shareholders redeeming shares to pay their federal and state income tax bills. “Note season” began in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given their continued improvement in fiscal health, municipal issuers’ need for short-term borrowing declined year-over-year, causing a lower supply of one-year fixed-rate notes in the municipal market, which kept rates low. Additionally, high-quality notes continued to see aggressive bidding from longer-term mutual fund groups seeking to position more defensively by shortening their portfolio durations. One-year municipal note yields ended the period at 0.19%, up just four basis points for the year. (Data source: Thomson Municipal Market Data.) Generally speaking, municipal money market funds seek to take advantage of note season to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of VRDN credit enhancement. Recently, municipal money fund investors have become more selective and one-year securities and maturities beyond six months have experienced spread widening given the current low levels and the growing anticipation of a short-term rate hike. As a change to the FOMC’s monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, the desire to remain defensive is strong and we expect one-year yields to continue to move higher. Thus, issuers will soon need to offer greater yield premiums to entice buyers to extend out to the full-year maturity, which creates a steepening bias on the short-term municipal yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Fund Information as of March 31, 2015

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	66%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	16
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	58%
Fixed Rate Notes	20
Other Assets Less Liabilities	22
Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	87%
Fixed Rate Notes	6
Other Assets Less Liabilities	7
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	56%
Fixed Rate Notes	23
Other Assets Less Liabilities	21
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Fixed Rate Notes	15
Other Assets Less Liabilities	1
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Fixed Rate Notes	31
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2014 and held through March 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.30	0.06%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$0.25	0.05%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.35	0.07%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.30	$0.60	0.12%
BIF New York Municipal Money Fund	$1,000.00	$1,000.10	$0.40	0.08%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.63	$0.30	0.06%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.68	$0.25	0.05%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.58	$0.35	0.07%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.33	$0.61	0.12%
BIF New York Municipal Money Fund	$1,000.00	$1,024.53	$0.40	0.08%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.48	$0.45	0.09%
[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	7

Schedule of Investments March 31, 2015	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California — 100.3%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.05%, 4/07/15 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN, 0.01%, 4/07/15 (c)	4,000	4,000,000
Bay Area Toll Authority, Refunding RB, VRDN (c):
0.01%, 4/07/15	7,000	7,000,000
0.01%, 4/07/15	3,100	3,100,000
0.01%, 4/07/15	10,000	10,000,000
0.01%, 4/07/15	1,000	1,000,000
California Community College Financing Authority, RB:
Series A, 2.00%, 6/30/15	22,295	22,400,218
Series B, 2.00%, 6/30/15	1,210	1,215,354
California Health Facilities Financing Authority, RB, VRDN (c):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.03%, 4/07/15 (a)(b)	10,995	10,995,000
Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.02%, 4/07/15	10,000	10,000,000
Stanford Hospital and Clinics, Series C, 0.10%, 10/27/15	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.07%, 4/07/15 (c)	6,000	6,000,000
California Housing Finance Agency, RB, VRDN, Series D, AMT (Freddie Mac Liquidity Agreement/Fannie Mae Liquidity Agreement), 0.01%, 4/07/15 (c)	3,200	3,200,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 4/01/15 (c)	2,000	2,000,000
California Municipal Finance Authority, Refunding RB, VRDN, Chevron Corp., 0.03%, 4/01/15 (c)	2,000	2,000,000
California Pollution Control Financing Authority, RB, VRDN:
Air Products & Chemicals, Inc., Series B, 0.03%, 4/01/15 (c)	3,300	3,300,000
Air Products Manufactor Corp., 0.03%, 4/01/15 (c)	11,600	11,600,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.06%, 4/07/15 (c)	7,505	7,505,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, VRDN (concluded):
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.06%, 4/07/15 (c)	$3,080	$3,080,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.06%, 4/07/15	3,645	3,645,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Company, Series E (JPMorgan Chase Bank LOC), 0.01%, 4/01/15 (c)	5,500	5,500,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.10%, 4/07/15 (c)	4,800	4,800,000
California State Health Facilities Financing Authority, RB, VRDN (a)(c):
P-FLOATS (Bank of America NA SBPA) Series 4726, 0.05%, 4/07/15 (b)	2,860	2,860,000
RBC Municipal Products, Inc. Trust, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15	4,100	4,100,000
California State University, 0.04%, 5/05/15	7,930	7,930,000
California Statewide Communities Development Authority, M/F (Fannie Mae Guarantor) (c):
HRB, VRDN, 2nd Street Senior Apartments, Series TT, AMT, 0.04%, 4/07/15	2,255	2,255,000
HRB, VRDN, Greentree Senior Apartments Project, Series P, AMT, 0.04%, 4/07/15	7,350	7,350,000
California Statewide Communities Development Authority, RB (c):
HRB, VRDN, Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC), 0.03%, 4/07/15	12,680	12,680,000
Series B, 0.03%, 4/07/15	500	500,000
VRDN, 0.02%, 4/07/15	6,950	6,950,000
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health, Series A (Wells Fargo Bank NA LOC), 0.01%, 4/01/15 (c)	4,200	4,200,000
Castro Valley California Unified School District, GO, Refunding, 2.00%, 8/03/15	300	301,861
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.02%, 4/07/15 (c)	1,800	1,800,000

Portfolio Abbreviations

ACES AGM AMT BAN BHAC COP DRIVERS EDA FLOATS
Adjustable Convertible Extendible Securities
Assured Guaranty Municipal Corp.
Alternative Minimum Tax (subject to)
Bond Anticipation Notes
Berkshire Hathaway Assurance Corp.
Certificates of Participation
Derivative Inverse Tax-Exempt Receipts
Economic Development Authority
Floating Rate Securities
GO HFA HRB IDA IDRB M/F MERLOTS MRB
General Obligation Bonds
Housing Finance Agency
Housing Revenue Bonds
Industrial Development Authority
Industrial Development Revenue Bonds
Multi-Family
Municipal Exempt Receipts Liquidity Optional Tenders
Mortgage Revenue Bonds
NPFGC P-FLOATS PUTTERS RB ROCS S/F SBPA TAN VRDN
National Public Finance Guarantee Corp.
Puttable Floating Rate Securities
Puttable Tax-Exempt Receipts
Revenue Bonds
Reset Option Certificates
Single-Family
Stand-by Bond Purchase Agreements
Tax Anticipation Notes
Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California, GO, Refunding, 5.00%, 6/15/15	$400	$404,035
City & County of San Francisco California Airport Commission, Refunding RB, Series B, 5.00%, 5/01/15	195	195,794
City of Burbank California Wastewater Treatment Revenue, Refunding RB, 5.00%, 6/01/15	460	463,776
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.04%, 4/07/15 (c)	13,315	13,315,000
City of Los Angeles California, GO, 1.50%, 6/25/15	480	481,578
City of Los Angeles California Department of Airports, Refunding RB, AMT, 4.00%, 5/15/15	500	502,398
City of San Jose California, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.08%, 4/07/15 (c)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.05%, 4/07/15 (c)	1,940	1,940,000
County of Contra Costa California Water District, 0.09%, 6/12/15	13,900	13,900,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.09%, 4/07/15 (c)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.03%, 4/07/15 (a)(b)(c)	1,675	1,675,000
County of San Bernardino California Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.02%, 4/07/15 (c)	3,100	3,100,000
East Bay Municipal Utility District, Water System, RB:
0.09%, 5/05/15	16,500	16,500,000
0.09%, 5/07/15	7,800	7,800,000
0.08%, 6/12/15	22,600	22,600,000
VRDN (Citibank NA SBPA), 0.03%, 4/07/15 (a)(c)	3,200	3,200,000
East Bay Municipal Utility District, Water System, Refunding RB:
Series A-1. 0.22%, 4/02/15 (c)	1,600	1,600,432
Series B, 2.00%, 6/01/15	350	351,114
Eastern Municipal Water District, Refunding RB, 0.06%, 11/09/15 (c)	13,075	13,075,000
Elsinore Valley Municipal Water District, COP, Refunding VRDN, Series B (Bank of America NA LOC), 0.03%, 4/07/15 (c)	1,500	1,500,000
Fairfield-Suisun Unified School District Financing Corp., GO, Refunding, 4.00%, 8/01/15	500	506,242
Fresno Unified School District, GO, 4.00%, 8/01/15	2,440	2,471,647
Fontana Unified School District, GO, VRDN (AGM)(JPMorgan Chase Liquidity Agreement), 0.10%, 4/07/15 (a)(c)	5,595	5,595,000
Irvine Ranch Water District, Refunding, Special Assessment Bonds, 0.05%, 3/15/16 (c)	3,400	3,400,000
Kern Community College District, COP, Refunding, 0.12%, 4/01/15	7,800	7,800,000

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles California Wastewater System, 0.04%, 4/21/15	$7,500	$7,500,000
Los Angeles County Metropolitan Transportation Authority, RB, Senior, Series B:
3.00%, 6/01/15	700	703,341
4.00%, 7/01/15	4,100	4,139,812
Los Angeles County Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 7/01/15	600	607,305
Series C, 5.00%, 7/01/15	3,215	3,254,259
Los Angeles Department of Airport, 0.06%, 5/15/15	2,000	2,000,000
Los Angeles Department of Water & Power, Refunding RB:
Series A, 1.00%, 7/01/15	1,650	1,653,436
Series A, 5.00%, 7/01/15	500	506,116
VRDN (Bank of Montreal SBPA), 0.01%, 4/01/15 (c)	9,400	9,400,000
VRDN (Royal Bank of Canada SBPA), 0.02%, 4/07/15 (c)	7,000	7,000,000
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 4/07/15 (c)	8,000	8,000,000
VRDN, Sub-Series B-8 (Wells Fargo Bank NA SBPA), 0.01%, 4/07/15 (c)	2,700	2,700,000
Metropolitan Water District of Southern California, Refunding RB, Series B:
3.00%, 7/01/15	350	352,502
5.00%, 7/01/15	400	404,901
Milpitas Unified School District, GO, Series B, 1.00%, 8/01/15	2,320	2,326,709
Milpitas Unified School District Refunding, GO, Refunding, 1.00%, 8/01/15	1,360	1,363,933
Ohlone Community College District, GO, Series B, 1.00%, 8/01/15	1,400	1,404,058
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.03%, 4/01/15 (c)	4,700	4,700,000
Pomona Unified School District, GO, Refunding, 2.00%, 8/01/15	400	402,361
Port of Oakland, Refunding RB, AMT:
Series O, 5.00%, 5/01/15	3,365	3,379,129
Series P, 3.00%, 5/01/15	1,500	1,503,690
Poway Unified School District, GO, Refunding, 3.00%, 8/01/15	600	605,731
Sacramento Transportation Authority, Refunding RB, VRDN (Mizuho Bank Liquidity Agreement), 0.02%, 4/07/15 (c)	3,200	3,200,000
San Diego County Regional Airport Authority, RB, Senior , Series A, 3.00%, 7/01/15	600	604,210
San Diego County Water Authority::
0.05%, 5/11/15	4,000	4,000,000
0.06%, 5/19/15	4,000	4,000,000
0.08%, 7/09/15	4,000	4,000,000
San Diego County Water Authority Financing Corp., COP, Series A:
5.00%, 5/01/15	10,320	10,364,473
5.00%, 5/01/15	350	351,493
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.03%, 4/07/15 (c)	4,430	4,430,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	9

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding RB, AMT, VRDN, Series A-1 (JPMorgan Chase NA LOC), 0.02%, 4/07/15 (c)	$28,375	$28,375,000
San Francisco Community College District, GO, Refunding, 2.00%, 6/15/15	3,000	3,010,380
San Francisco Unified School District, GO, Series A, 5.00%, 6/15/15	175	176,728
San Joaquin Delta Community College District, GO, Series C, 1.00%, 8/01/15	2,400	2,406,776
San Jose Unified School District, GO, Refunding, 2.00%, 8/01/15	1,910	1,921,734
Santa Clara Valley Water District, 0.04%, 5/13/15	5,000	5,000,000
Southern California Public Power Authority, Refunding RB:
Series A, 5.00%, 7/01/15	2,400	2,429,193
VRDN, Magnolia Power Project (Wells Fargo Bank NA LOC), 0.01%, 4/07/15 (c)	6,400	6,400,000
State of California, GO, VRDN, Refunding (c):
(JPMorgan Chase Bank LOC), 0.02%, 4/07/15	18,000	18,000,000
FLOATS, Series 2178 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.05%, 4/07/15 (a)	24,500	24,500,000
State of California, RB, 1.50%, 6/22/15	22,000	22,069,466
State of California, GO, FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.05%, 4/07/15 (a)(c)	31,814	31,814,000

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, VRDN (c):
0.01%, 4/07/15	$7,000	$7,000,000
Series B-1 (Citibank NA LOC), 0.01%, 4/01/15	3,100	3,100,000
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/15	1,150	1,154,734
University of California, Refunding RB:
Series AB, 5.00%, 5/15/15	3,200	3,219,206
VRDN, Series AL-4, 0.01%, 4/07/15 (c)	6,700	6,700,000
University of California , JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	2,000	2,000,000
Ventura Unified School District, GO, Refunding, 2.00%, 8/01/15	150	150,926
West Hills Community College District, COP, Refunding VRDN (Union Bank of California LOC), 0.02%, 4/07/15 (c)	27,000	27,000,000
Yucaipa Valley Water District, Refunding RB, Series A, 3.00%, 9/01/15	680	687,902
Total Investments (Cost — $608,417,953*) — 100.3%		608,417,953
Liabilities in Excess of Other Assets — (0.3)%		(1,871,752)
Net Assets — 100.0%		$606,546,201

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (concluded)	BIF California Municipal Money Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$608,417,953	—	$608,417,953
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $1,872,481 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	11

Schedule of Investments March 31, 2015	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Connecticut — 78.2%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.03%, 4/07/15 (a)	$4,570	$4,570,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.02%, 4/07/15	1,370	1,370,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.04%, 4/07/15	6,980	6,980,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 4/07/15	4,000	4,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 4/07/15	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.02%, 4/07/15 (a)	6,720	6,720,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.02%, 4/07/15 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB:
Quinnipiac University (NPFGC), 5.00%, 7/01/15	100	101,122
VRDN, Hotchkiss School, Series A (U.S. Bank NA LOC), 0.02%, 4/07/15 (a)	4,100	4,100,000
VRDN, Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.04%, 4/07/15 (a)(b)(c)	2,636	2,636,000
VRDN, Yale University, Series V-1, 0.01%, 4/01/15 (a)	2,000	2,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.18%, 4/07/15 (a)(c)	4,560	4,560,000
County of Hartford Metropolitan District, GO, BAN, Series B, 5.00%, 11/04/15	3,000	3,087,209
State of Connecticut, GO, Series B (AGM), 4.00%, 5/01/15	125	125,403

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, RB, Special Tax Revenue, 5.00%, 1/01/16	$305	$315,985
Town of Brookfield Connecticut, GO, Refunding, 3.00%, 8/01/15	495	499,594
Town of Cheshire Connecticut, GO, 3.00%, 7/15/15	555	559,530
Town of East Lyme Connecticut, GO, Refunding:
2.00%, 7/15/15	550	552,853
BAN, 1.00%, 7/23/15	1,840	1,844,990
Town of Easton Connecticut, GO, Refunding, 1.00%, 12/15/15	1,000	1,005,746
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	1,000	1,003,128
Town of Greenwich Connecticut, GO, Refunding, 1.25%, 1/21/16	3,000	3,027,078
Town of Manchester Connecticut, GO, 4.00%, 7/15/15	150	151,635
Town of Manchester Connecticut, GO, Refunding Series B, 3.00%, 8/01/15	150	151,365
Town of Monroe Connecticut, GO, BAN, 1.00%, 6/17/15	2,950	2,955,032
Town of New Canaan Connecticut, GO, Refunding, Series B, 3.00%, 4/01/15	425	425,034
Town of North Branford Connecticut, GO, Refunding, 2.00%, 8/01/15	375	377,341
Town of Plainfield Connecticut, GO, BAN, 1.00%, 3/30/16	2,500	2,516,925
Town of Trumbull Connecticut, GO, Refunding, 2.00%, 9/01/15	330	332,544
Town of West Hartford Connecticut, GO, Series A, 2.00%, 1/15/16	1,050	1,065,442
Town of Windsor Connecticut, GO, Refunding Series B, 5.00%, 7/15/15	435	441,083
University of Connecticut, RB, Series A, 3.00%, 2/15/16	850	870,199
Total Investments (Cost — $83,345,238*) — 78.2%		83,345,238
Other Assets Less Liabilities — 21.8%		23,220,876
Net Assets — 100.0%		$106,566,114

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$83,345,238	—	$83,345,238
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $23,075,346 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	13

Schedule of Investments March 31, 2015	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Massachusetts — 93.1%
City of Gloucester, GO, Refunding, 2.00%, 7/15/15	$255	$256,350
City of Peabody, GO, Refunding Series A, 2.00%, 11/15/15	605	611,820
City of Salem, GO, 1.00%, 12/03/15	2,000	2,009,433
City of Somerville, GO, 4.00%, 8/15/15	300	304,152
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.03%, 4/01/15 (a)	7,700	7,700,000
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.05%, 4/07/15 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.11%, 10/27/15 (a)	5,000	5,000,000
Massachusetts Clean Water Trust, RB, 5.50%, 8/01/15	325	330,761
Massachusetts Development Finance Agency, HRB, M/F, Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 4/07/15 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.01%, 4/07/15	2,500	2,500,000
Concord Food Issue, AMT (Bank of America NA LOC), 0.12%, 4/07/15	1,005	1,005,000
Holy Cross, FLOATS, Series 1336 (Credit Suiss AG SBPA), 0.02%, 4/07/15 (b)(c)	3,050	3,050,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.03%, 4/07/15 (b)(c)	3,025	3,025,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.03%, 4/01/15 (a)	5,750	5,750,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 4/01/15 (a)	800	800,000

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.03%, 4/01/15	$2,700	$2,700,000
Wellesley College, Series I, 0.02%, 4/01/15	3,500	3,500,000
Massachusetts Health & Educational Facilities Authority, VRDN, RB (a):
Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.01%, 4/07/15	3,200	3,200,000
Stonehill College, Series K (JPMorgan Chase Bank NA LOC), 0.03%, 4/01/15	635	635,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.03%, 4/01/15	3,460	3,460,000
Massachusetts Housing Finance Agency, RB, 0.33%, 1/15/16 (a)	2,000	2,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.18%, 4/07/15	210	210,000
Gem Group, Inc. Issue, 0.18%, 4/07/15	420	420,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 4/07/15 (a)(b)(c)	2,125	2,125,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 4/07/15 (a)	3,500	3,500,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.02%, 4/07/15 (a)(b)(c)	2,095	2,095,000
Town of Chatham, GO, Refunding, 4.00%, 7/01/15	265	267,481
University of Massachusetts Building Authority, RB:
2.00%, 11/01/15	700	707,429
VRDN (JPMorgan Chase Bank NA SBPA), 0.03%, 4/07/15 (a)	2,500	2,500,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.11%, 10/27/15 (a)	2,905	2,905,000
Total Investments (Cost — $71,067,426*) — 93.1%		71,067,426
Other Assets Less Liabilities — 6.9%		5,256,601
Net Assets — 100.0%		$76,324,027

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$71,067,426	—	$71,067,426
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $5,263,350 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	15

Schedule of Investments March 31, 2015	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 79.2%
Borough of Fort Lee New Jersey, GO, Refunding, 1.25%, 11/25/15	$3,277	$3,294,724
Borough of Hawthorne New Jersey, GO, Refunding, 1.00%, 10/30/15	480	481,728
Borough of New Providence New Jersey, GO, BAN, 1.00%, 7/17/15	3,250	3,256,702
Borough of Oradell New Jersey, GO, 1.00%, 4/08/16 (a)	2,500	2,513,900
Borough of Somerville New Jersey, GO, 1.00%, 10/15/15	6,000	6,023,737
Borough of Tenafly New Jersey, GO, BAN, 1.00%, 5/15/15	1,930	1,931,621
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	2,000	2,003,568
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.06%, 4/07/15 (b)	1,490	1,490,000
County of Cape May Municipal Utilities Authority, Refunding RB, Series A (AGM), 5.75%, 1/01/16	890	926,654
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.01%, 4/07/15 (b)	1,120	1,120,000
County of Morris New Jersey, GO, Refunding, 3.00%, 2/01/16	625	640,228
County of Ocean New Jersey, GO, Refunding, Series B, 4.00%, 12/01/15	400	410,225
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 4/01/15 (b)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.01%, 4/07/15 (b)	8,940	8,940,000
Garden State Preservation Trust, RB, Series A (AGM), 5.80%, 11/01/15 (c)	350	361,623
New Jersey EDA, RB, VRDN (b):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.01%, 4/07/15	12,500	12,500,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.14%, 4/07/15	5,225	5,225,000
Urban League Project (Wells Fargo Bank NA LOC), 0.07%, 4/07/15	1,405	1,405,000
New Jersey EDA, Refunding RB, VRDN (b):
Exxon Mobil Corp. Project, 0.01%, 4/01/15	7,950	7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.12%, 4/07/15	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.02%, 4/07/15 (b)	5,645	5,645,000
New Jersey Environmental Infrastructure Trust, RB, 5.00%, 9/01/15	100	101,987
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.02%, 4/07/15 (b)(d)(e)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (b):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	8,605	8,605,000
Series A-4 (TD Bank NA LOC), 0.02%, 4/07/15	10,415	10,415,000
Virtua Health (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	5,355	5,355,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (b):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.02%, 4/07/15	$1,000	$1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.01%, 4/07/15	4,275	4,275,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT (b):
Series V, 0.03%, 4/07/15	15,000	15,000,000
Series O (Barclays Bank PLC SBPA), 0.03%, 4/07/15	6,250	6,250,000
Series Q (Barclays Bank PLC SBPA), 0.03%, 4/07/15	1,485	1,485,000
New Jersey State Educational Facilities Authority, Refunding RB, P-FLOATS, VRDN, Series A (Bank of America NA SBPA), 0.02%, 4/07/15 (b)(d)(e)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (b)(d)(e):
Series L-35, 0.04%, 4/07/15	17,090	17,090,000
Series L-36, 0.04%, 4/07/15	19,300	19,300,000
New Jersey Transportation Trust Fund Authority, RB:
Clipper Tax-Exempt Certificate Trust, VRDN, Series 31 (State Street Bank & Trust Co. SBPA), 0.02%, 4/07/15 (b)	28,900	28,900,000
Series C (NPFGC), 5.25%, 6/15/15 (c)	225	227,406
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.12%, 4/07/15 (b)(d)	3,290	3,290,000
Port Authority of New York & New Jersey, Austin Trust, RB, (AGM), VRDN, AMT, Series 1055 (Bank of America SBPA), 0.09%, 4/07/15 (b)(d)	6,710	6,710,000
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, Series 4464 (JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA SBPA), 0.04%, 4/01/15 (b)(d)(e)	6,940	6,940,000
Township of Bloomfield New Jersey, GO, BAN, 1.50%, 1/15/16	2,955	2,980,219
Township of Branchburg New Jersey, GO, Refunding, BAN, 1.25%, 10/08/15	3,676	3,692,733
Township of Cranford New Jersey, GO, BAN, 1.00%, 5/22/15	2,000	2,001,757
Township of East Hanover New Jersey, GO, BAN, Refunding:
1.00%, 8/20/15	1,900	1,904,916
1.00%, 11/24/15	1,852	1,859,915
Township of Edison New Jersey, GO, BAN, Refunding:
1.00%, 8/28/15	1,910	1,914,843
1.00%, 2/12/16	7,530	7,569,141
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	900	902,149
Township of Little Falls New Jersey, GO, BAN, Refunding, Series B, 1.00%, 1/06/16	2,993	3,005,530
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	500	500,977
Township of Maplewood New Jersey, GO, BAN:
1.00%, 7/02/15	2,609	2,612,373
1.00%, 9/18/15	3,570	3,580,654

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	$2,280	$2,283,000
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	390	390,369
Township of Middle New Jersey, GO, Refunding, 1.00%, 11/12/15	4,923	4,937,855
Township of Monroe Board of Education/Middlesex County, GO, Refunding, 4.00%, 9/15/15	450	457,655
Township of Montville New Jersey, GO, BAN, Refunding, 1.00%, 10/09/15	1,550	1,554,705
Township of Mount Laurel New Jersey, GO, BAN, Refunding, Series B, 1.00%, 3/10/16	2,716	2,729,554
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	1,200	1,200,478

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Randolph New Jersey, GO, BAN, 1.00%, 9/25/15	$5,344	$5,363,852
Township of River Vale New Jersey, GO, BAN, Refunding, 1.00%, 8/14/15	2,679	2,685,777
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	700	700,684
Township of Woodbridge New Jersey, GO, Refunding, 4.00%, 7/15/15	225	227,467
Total Investments (Cost — $266,425,706*) — 79.2%		$266,425,706
Other Assets Less Liabilities — 20.8%		69,792,868
Net Assets — 100.0%		$336,218,574

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies & Co.	$2,513,900	—

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$266,425,706	—	$266,425,706
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $70,381,253 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	17

Schedule of Investments March 31, 2015	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 98.9%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.04%, 4/07/15 (a)	$3,765	$3,765,000
Bronxville Union Free School District, GO, BAN, 1.00%, 9/18/15	3,200	3,211,064
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.02%, 4/07/15 (a)	4,745	4,745,000
Burnt Hills-Ballston Lake Central School District, GO, BAN, 1.00%, 6/26/15	4,325	4,332,814
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	970	971,430
City of New York New York, GO, Refunding, Sub-Series C-2, VRDN (Bayerische Landesbank LOC), 0.04%, 4/07/15 (a)	7,220	7,220,000
City of New York New York, GO, VRDN (a):
Series 1, Sub-Series I-2 (JPMorgan Chase Bank Liquidity Agreement), 0.03%, 4/01/15	6,900	6,900,000
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 4/07/15	2,000	2,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.02%, 4/07/15	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.04%, 4/01/15	3,415	3,415,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.02%, 4/07/15	10,660	10,660,000
Sub-Series D-4 (TD Bank NA SBPA), 0.02%, 4/01/15	9,500	9,500,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 4/01/15	8,400	8,400,000
Sub-Series L (U.S. Bank NA LOC), 0.01%, 4/01/15	900	900,000
City of New York New York Housing Development Corp., RB, VRDN, M/F Housing Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 4/07/15 (a)	11,700	11,700,000
City of New York New York IDA, RB, VRDN (a):
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.03%, 4/07/15 (b)	1,535	1,535,000
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.10%, 4/07/15	6,600	6,600,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 4/07/15 (a)	1,600	1,600,000
County of Dutchess New York IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.03%, 4/07/15 (a)	3,230	3,230,000
County of Erie New York, Industrial Development Agency, School Facilities, Tender Option Bond Trust Receipts/Certificates, RB, VRDN, 0.06%, 4/07/15 (a)(b)(c)	3,265	3,265,000
County of Essex New York, GO, BAN, Series F, 1.00%, 12/18/15	3,370	3,384,925
County of Monroe New York IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.12%, 4/07/15 (a)(c)	5,605	5,605,000

Municipal Bonds	Par (000)	Value
New York (continued)
County of Nassau New York IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae LOC), 0.02%, 4/07/15 (a)	$13,500	$13,500,000
County of Onondaga New York IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.12%, 4/07/15 (a)	7,590	7,590,000
County of Oswego New York IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 4/07/15 (a)	1,070	1,070,000
County of Rensselaer IDA, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	4,320	4,320,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.02%, 4/07/15 (a)	2,495	2,495,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	500	500,756
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	1,000	1,001,745
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.02%, 4/07/15 (a)	3,300	3,300,000
Gorham-Middlesex Central School District, GO, BAN, 1.00%, 7/08/15	4,950	4,959,774
Hyde Park Central School District New York, GO, Refunding BAN, 0.50%, 6/26/15	827	827,772
Kinderhook Central School District, GO, BAN, 1.00%, 6/25/15	4,700	4,707,940
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.03%, 4/07/15 (a)(b)(c)	4,625	4,625,000
New York City Housing Development Corp., RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 4/07/15 (a)	7,000	7,000,000
New York City Housing Development Corp. New York, MRB, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.03%, 4/07/15 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.02%, 4/07/15	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.02%, 4/07/15	7,765	7,765,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.02%, 4/07/15	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	10,800	10,800,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 4/07/15	12,065	12,065,000
New York City Housing Development Corp. New York, Refunding RB (a):
ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.07%, 4/07/15 (b)(c)	5,975	5,975,000
VRND, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.02%, 4/07/15	2,700	2,700,000

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency, RB, VRDN (a):
Jamaica First Parking LLC (TD Bank NA LOC), 0.03%, 4/07/15	$2,730	$2,730,000
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.01%, 4/07/15	8,000	8,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, 2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.01%, 4/07/15 (a)	800	800,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series 2F (Bayerische Landesbank SBPA), 0.03%, 4/01/15	1,655	1,655,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.02%, 4/01/15	13,700	13,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
(TD Bank NA SBPA), 0.02%, 4/01/15	2,000	2,000,000
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.03%, 4/01/15	3,240	3,240,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.02%, 4/01/15 (a)	7,085	7,085,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (JPMorgan Chase Bank NA SBPA), 0.03%, 4/01/15	10,000	10,000,000
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.03%, 4/01/15	5,575	5,575,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 4/01/15	1,500	1,500,000
Series 2843 (Morgan Stanley Bank SBPA), 0.03%, 4/07/15 (b)(c)	9,000	9,000,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.02%, 4/07/15 (a)	12,100	12,100,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 4/01/15 (a)	11,500	11,500,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.04%, 4/01/15 (a)	6,800	6,800,000
New York State Dormitory Authority, RB, VRDN (a):
Personal Income Tax Revenue, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.03%, 4/07/15	7,200	7,200,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.03%, 4/07/15 (b)(c)	8,000	8,000,000
New York State Dormitory Authority, Refunding RB, VRDN:
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.02%, 4/07/15 (a)	3,995	3,995,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.02%, 4/07/15 (a)	4,225	4,225,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.02%, 4/07/15 (a)	2,600	2,600,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.02%, 4/07/15 (a)	3,500	3,500,000
Personal Income Tax Revenue, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.03%, 9/15/16 (b)(c)	5,325	5,325,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.03%, 4/07/15 (a)(b)	$3,500	$3,500,000
New York State HFA (a):
125 West 31st Street Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.03%, 4/07/15	25,000	25,000,000
M/F Housing, 363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.02%, 4/07/15	12,150	12,150,000
New York State HFA, RB, VRDN (a):
AMT, 42nd & 10th Ave., Series A (Freddie Mac Liquidity Agreement), 0.01%, 4/07/15	5,000	5,000,000
(Wells Fargo Bank NA LOC), 0.02%, 4/07/15	1,000	1,000,000
625 W. 57th Street, Series A (Bank of NY Mellon LOC), 0.01%, 4/07/15	6,500	6,500,000
855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.02%, 4/07/15	5,600	5,600,000
New York State HFA, Refunding, HRB, VRDN (a):
Series L (Bank of America NA LOC), 0.02%, 4/07/15	8,200	8,200,000
Series M-2 (Bank of America NA LOC), 0.05%, 4/07/15	3,240	3,240,000
New York State Urban Development Corp., Refunding RB, Austin Trust, VRDN, Series 2008-3508 (Bank of America NA LOC) (BHAC), 0.07%, 4/07/15 (a)(c)	6,450	6,450,000
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	6,500	6,511,938
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.12%, 4/07/15 (a)(c)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.03%, 4/07/15	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.02%, 4/07/15	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.05%, 4/07/15	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.06%, 4/07/15	2,050	2,050,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	2,000	2,003,488
Seaford Union Free School District, GO, TAN, 1.00%, 6/19/15	5,860	5,869,730
Shenendehowa Central School District, GO, Refunding BAN, 1.00%, 6/25/15	3,838	3,844,405
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15	2,000	2,003,719
Sweet Home Central School District, GO, BAN, 1.00%, 7/08/15	3,920	3,928,059
Town of Greece New York, GO, BAN, 1.00%, 6/26/15	4,028	4,035,277
Town of Huntington New York, GO, BAN, Series A, 1.00%, 12/09/15	835	838,748
Town of Irondequoit New York, GO, Series C, 1.00%, 4/24/15	5,165	5,167,375
Town of LaGrange New York, GO, Refunding Series A, 1.00%, 3/25/16	2,685	2,700,782

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	19

Schedule of Investments (concluded)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Town of Lancaster New York, GO, Refunding, 1.00%, 7/29/15	$5,035	$5,046,703
Town of Lockport New York, GO, BAN, 1.00%, 12/15/15	2,838	2,849,513
Town of Wappinger New York, GO, Refunding Series A, 1.00%, 3/25/16	4,406	4,427,972
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	1,000	1,003,569
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
Austin Trust, Series 2008-1184 (Bank of America NA LOC), 0.07%, 4/07/15 (c)	4,300	4,300,000
(Wells Fargo Bank NA LOC), 0.01%, 4/01/15	10,000	10,000,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.07%, 4/07/15 (a)	5,080	5,080,000

Municipal Bonds	Par (000)	Value
New York (concluded)
Village of Sleepy Hollow New York, GO, Refunding BAN, Series A, 1.00%, 11/24/15	$1,547	$1,552,484
Wappingers Central School District, GO, Refunding BAN, Series B, 1.00%, 7/10/15	3,926	3,933,624
West Genesee Central School District, GO, BAN, 1.00%, 10/23/15	2,500	2,508,706
Yonkers New York IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.02%, 4/07/15 (a)	15,025	15,025,000
Total Investments (Cost — $546,629,312*) — 98.9%		546,629,312
Other Assets Less Liabilities — 1.1%		6,110,713
Net Assets — 100.0%		$552,740,025

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$546,629,312	—	$546,629,312
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, bank overdraft of $1,304,614 is categorized as Level 2 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Schedule of Investments March 31, 2015	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Ohio — 99.5%
City of Akron Ohio, Refunding RB, 3.00%, 12/01/15	$100	$101,747
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/17/15	400	400,682
City of Cincinnati Ohio Water System Revenue, Refunding RB, Series A:
3.00%, 12/01/15	170	173,156
4.00%, 12/01/15	50	51,264
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.03%, 4/07/15 (a)	4,950	4,950,000
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.03%, 4/07/15 (a)	5,300	5,300,000
City of Columbus Ohio, GO, Series A, 5.00%, 8/17/15	300	305,524
City of Cuyahoga Falls Ohio, GO, Various Purpose, 1.00%, 12/03/15	540	542,843
City of Green Ohio, GO, BAN, Series A, 1.00%, 7/30/15	200	200,465
City of Hilliard Ohio, GO, Refunding, Various Purpose, Series B, 1.00%, 4/27/15	1,000	1,000,605
City of Independence Ohio, GO, BAN, Various Purpose, 1.00%, 4/15/15	570	570,180
City of Kettering Ohio, GO, 1.00%, 12/01/15	100	100,477
City of Lake Ohio Local School District/Stark County, GO, Refunding, 1.00%, 12/01/15	200	200,865
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	500	500,102
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/21/15	1,735	1,735,777
City of Loveland Ohio School District (AGO), GO, 5.00%, 6/01/15	300	302,534
City of Mason Ohio, GO, BAN, Building Acquisition Improvement, 1.25%, 12/15/15	970	977,068
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	300	301,965
City of North Olmsted Ohio, GO, 0.30%, 2/03/16	1,335	1,335,000
City of Seven Hills Ohio, GO, BAN, 1.20%, 7/09/15	300	300,490
Cleveland State University, Refunding RB, 4.00%, 6/01/15	200	201,275
Columbus Regional Airport Authority, Flight Safety International, Inc., RB, AMT, VRDN (BHAC Guarantor), 0.02%, 4/07/15 (a)	2,560	2,560,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA LOC), 0.03%, 4/01/15 (a)	3,200	3,200,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.02%, 4/07/15 (a)	4,800	4,800,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.04%, 4/07/15 (a)	3,080	3,080,000
County of Cleveland-Cuyahoga Port Authority, RB, Student Housing Euclid Ave., 5.00%, 8/01/15 (b)	300	304,938
County of Fairfield Ohio, GO, 1.00%, 12/01/15	710	713,236

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.05%, 4/07/15 (a)	$3,100	$3,100,000
County of Franklin Ohio, Refunding RB, 4.00%, 5/15/15	100	100,459
County of Franklin Ohio Hospital Facilities, Refunding RB, OhioHealth Corp.:
Series C, 0.05%, 6/03/15 (c)	1,500	1,500,000
VRDN, FLOATS, Series 21B (Barclays Capital PLC, Liquidity Agreement), 0.04%, 4/07/15 (a)(d)(e)	750	750,000
County of Hamilton Ohio, GO, Refunding, 4.00%, 12/01/15	25	25,615
County of Hamilton Ohio Sewer System Revenue, Refunding RB, 2.00%, 12/01/15	50	50,553
County of Lake Ohio, GO, BAN, East End Service Center Project, 1.00%, 4/01/15	1,500	1,500,032
County of Licking Ohio, GO, BAN, Various Purpose, 1.25%, 6/02/15	100	100,163
County of Logan Ohio, GO, 1.00%, 1/27/16	715	718,239
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.03%, 4/07/15 (a)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital (a):
Series B (Barclays Bank PLC), 0.02%, 4/01/15	1,300	1,300,000
Series C (Barclays Bank PLC, SBPA), 0.01%, 4/01/15	3,885	3,885,000
Cuyahoga Community College District, RB, Series C, 4.00%, 2/01/16	50	51,505
Kent State University, Refunding RB, Series B, 5.00%, 5/01/15	400	401,659
Miami University/Oxford, Refunding RB:
2.00%, 9/01/15	85	85,619
5.00%, 9/01/15	100	101,958
Nelsonville-York City School District, GO, Refunding (NPFGC) (b):
4.13%, 6/01/15	150	151,013
4.25%, 6/01/15	150	151,045
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.02%, 4/07/15 (a)	600	600,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank LTD), 0.02%, 4/07/15 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.03%, 4/07/15 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.08%, 4/07/15 (a)(d)(e)	115	115,000
Ohio State Building Authority, RB Series A: (b)
5.00%, 4/01/15	610	610,075
Administration Building, 4.00%, 10/01/15	100	101,887
Adult Correction Facility, 5.00%, 4/01/15	335	335,045
Ohio State Building Authority, Refunding RB:
Series B, 5.00%, 4/01/15	100	100,013
Series C, 5.00%, 10/01/15	100	102,378

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	21

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio State University, RB, VRDN, Series B, 0.01%, 4/07/15 (a)	$2,500	$2,500,000
Ohio State University, Refunding RB:
Series A, 5.00%, 12/01/15	100	103,195
5.00%, 12/01/15	200	206,127
Ohio State Water Development Authority, RB, 5.00%, 6/01/15 (b)	2,300	2,319,469
Ohio State Water Development Authority, Refunding RB:
Series B, Fresh Water, 3.00%, 6/01/15	100	100,476
Series B, Fresh Water, 5.50%, 12/01/15	50	51,755
Water Pollution Control, 5.25%, 6/01/15	300	302,664
Water Quality, 2.50%, 12/01/15	100	101,488
State of Ohio, GO:
5.00%, 5/01/15	65	65,271
Series C, 5.00%, 6/15/15	640	646,267
State of Ohio, GO, VRDN, Common Schools, Series B, 0.02%, 4/07/15 (a)	2,270	2,270,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio, RB:
Development Assistance, Logistics & Distribution Program, Series A, 5.00%, 10/01/15 (f)	$700	$717,011
VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.19%, 4/07/15 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, Refunding RB:
4.00%, 12/01/15	125	127,965
Oberlin College, 5.25%, 10/01/15	700	717,707
Series A, 5.00%, 12/01/15	150	154,725
Village of Oakwood Ohio, GO, BAN, Various Purpose, 1.13%, 9/24/15	1,657	1,662,702
Total Investments (Cost — $74,924,273*) — 99.5%		$74,924,273
Other Assets Less Liabilities — 0.5%		384,145
Net Assets — 100.0%		$75,308,418

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate shown is as of report date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$74,924,273	—	$74,924,273
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $172,071 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Statements of Assets and Liabilities

March 31, 2015	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$608,417,953	$83,345,238	$71,067,426	$266,425,706
Cash	1,872,481	23,075,346	5,263,350	70,381,253
Interest receivable	1,156,212	97,287	28,533	341,400
Investments sold receivable	6,500	45,000	—	1,665,000
Capital shares sold receivable	—	144,600	—	—
Receivable from Manager	—	14,535	17,805	—
Prepaid expenses	15,989	11,270	8,090	9,938
Total assets	611,469,135	106,733,276	76,385,204	338,823,297

Liabilities
Investments purchased payable	4,810,406	102,372	—	2,513,900
Investment advisory fees payable	5,986	—	—	14,344
Officer’s and Trustees’ fees payable	5,343	1,946	1,759	3,350
Other affiliates payable	3,018	597	405	1,729
Bank overdraft	—	—	—	—
Other accrued expenses payable	98,181	62,247	59,013	71,400
Total liabilities	4,922,934	167,162	61,177	2,604,723
Net Assets	$606,546,201	$106,566,114	$76,324,027	$336,218,574

Net Assets Consist of
Paid-in capital[2]	$606,544,520	$106,566,062	$76,323,982	$336,211,855
Undistributed net investment income	273	52	45	219
Accumulated net realized gain	1,408	—	—	6,500
Net Assets, $1.00 net asset value per share	$606,546,201	$106,566,114	$76,324,027	$336,218,574
[1] Investments at cost — unaffiliated	$608,417,953	$83,345,238	$71,067,426	$266,425,706
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	605,946,830	106,446,233	76,256,220	336,054,177

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	23

Statements of Assets and Liabilities (concluded)
March 31, 2015	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$546,629,312	$74,924,273
Cash	—	172,071
Interest receivable	483,972	241,010
Investments sold receivable	7,024,243	—
Capital shares sold receivable	—	6,166
Receivable from Manager	—	7,205
Prepaid expenses	23,546	11,428
Total assets	554,161,073	75,362,153

Liabilities
Investments purchased payable	—	—
Investment advisory fees payable	11,780	—
Officer’s and Trustees’ fees payable	5,012	1,814
Other affiliates payable	2,791	431
Bank overdraft	1,304,614	—
Other accrued expenses payable	96,851	51,490
Total liabilities	1,421,048	53,735
Net Assets	$552,740,025	$75,308,418

Net Assets Consist of
Paid-in capital[2]	$552,697,395	$75,308,371
Undistributed net investment income	378	47
Accumulated net realized gain	42,252	—
Net Assets, $1.00 net asset value per share	$552,740,025	$75,308,418
[1] Investments at cost — unaffiliated	$546,629,312	$74,924,273
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	552,667,933	75,205,504

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Statements of Operations

Year Ended March 31, 2015	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Investment Income
Income	$505,454	$84,585	$67,333	$478,814

Expenses
Investment advisory	2,981,625	560,979	373,755	1,664,320
Service and distribution	722,628	139,877	92,655	394,353
Professional	63,217	51,954	74,666	53,982
Transfer agent	104,965	12,605	15,069	34,285
Registration	43,874	20,148	21,630	24,422
Accounting services	49,027	12,113	9,526	25,438
Custodian	23,424	7,785	4,840	11,297
Officer and Trustees	19,911	6,854	5,752	12,704
Printing	11,244	6,802	6,425	9,649
Miscellaneous	46,191	17,103	18,797	29,922
Total expenses	4,066,106	836,220	623,115	2,260,372
Less fees waived by the Manager	(2,838,123)	(559,182)	(373,755)	(1,379,503)
Less service and distribution fees waived	(722,628)	(139,877)	(92,655)	(394,353)
Less other expenses waived and/or reimbursed by the Manager	(126)	(51,257)	(89,399)	—
Less fees paid indirectly	—	(2,107)	—	(10,111)
Total expenses after fees waived and/or reimbursed and paid indirectly	505,229	83,797	67,306	476,405
Net investment income	225	788	27	2,409

Realized Gain
Net realized gain from investments	2,020	110	80	88,683
Net Increase in Net Assets Resulting from Operations	$2,245	$898	$107	$91,092

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	25

Statements of Operations (concluded)

Year Ended March 31, 2015	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Investment Income
Income	$540,360	$82,152

Expenses
Investment advisory	2,739,486	418,821
Service and distribution	659,665	104,407
Professional	67,353	43,489
Transfer agent	88,671	11,508
Registration	34,395	20,258
Accounting services	45,722	10,378
Custodian	19,556	4,026
Officer and Trustees	18,627	6,240
Printing	11,267	6,657
Miscellaneous	44,150	17,813
Total expenses	3,728,892	643,597
Less fees waived by the Manager	(2,528,880)	(418,445)
Less service and distribution fees waived	(659,665)	(104,407)
Less other expenses waived and/or reimbursed by the Manager	(191)	(37,531)
Less fees paid indirectly	—	(1,613)
Total expenses after fees waived and/or reimbursed and paid indirectly	540,156	81,601
Net investment income	204	551

Realized Gain
Net realized gain from investments	51,697	3,462
Net Increase in Net Assets Resulting from Operations	$51,901	$4,013

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$225	$279	$788	$50
Net realized gain	2,020	9,026	110	19,384
Net increase in net assets resulting from operations	2,245	9,305	898	19,434

Distributions to Shareholders From[1]
Net investment income	(485)	(279)	(824)	(50)
Net realized gain	(8,802)	(48,871)	(256)	(19,150)
Decrease in net assets resulting from distributions to shareholders	(9,287)	(49,150)	(1,080)	(19,200)

Capital Share Transactions
Net proceeds from sale of shares	3,474,860,164	3,498,792,164	297,456,468	369,505,595
Reinvestment of distributions	9,133	48,965	1,047	19,166
Cost of shares redeemed	(3,540,423,343)	(3,727,749,780)	(326,190,366)	(392,665,922)
Net decrease in net assets derived from capital share transactions	(65,554,046)	(228,908,651)	(28,732,851)	(23,141,161)

Net Assets
Total decrease in net assets	(65,561,088)	(228,948,496)	(28,733,033)	(23,140,927)
Beginning of year	672,107,289	901,055,785	135,299,147	158,440,074
End of year	$606,546,201	$672,107,289	$106,566,114	$135,299,147
Undistributed net investment income, end of year	$273	$1,305	$52	$234
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	27

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF New Jersey Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$27	$43	$2,409	$134
Net realized gain	80	172	88,683	545
Net increase in net assets resulting from operations	107	215	91,092	679

Distributions to Shareholders From[1]
Net investment income	(85)	(43)	(2,638)	(134)
Net realized gain	(149)	—	(82,280)	(1,199)
Decrease in net assets resulting from distributions to shareholders	(234)	(43)	(84,918)	(1,333)

Capital Share Transactions
Net proceeds from sale of shares	306,781,937	290,135,807	934,739,645	997,925,190
Reinvestment of distributions	215	18	84,839	1,263
Cost of shares redeemed	(311,152,536)	(341,158,966)	(979,340,839)	(994,722,186)
Net increase (decrease) in net assets derived from capital share transactions	(4,370,384)	(51,023,141)	(44,516,355)	3,204,267

Net Assets
Total increase (decrease) in net assets	(4,370,511)	(51,022,969)	(44,510,181)	3,203,613
Beginning of year	80,694,538	131,717,507	380,728,755	377,525,142
End of year	$76,324,027	$80,694,538	$336,218,574	$380,728,755
Undistributed net investment income, end of year	$45	$172	$219	$545
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Statements of Changes in Net Assets (concluded)

	BIF New York Municipal Money Fund		BIF Ohio Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$204	$242	$551	$30
Net realized gain	51,697	40,101	3,462	82
Net increase in net assets resulting from operations	51,901	40,343	4,013	112

Distributions to Shareholders From[1]
Net investment income	(626)	(242)	(592)	(30)
Net realized gain	(27,040)	(106,853)	(3,456)	—
Decrease in net assets resulting from distributions to shareholders	(27,666)	(107,095)	(4,048)	(30)

Capital Share Transactions
Net proceeds from sale of shares	2,067,455,568	2,401,149,040	251,745,586	274,667,084
Reinvestment of distributions	27,505	106,904	4,020	7
Cost of shares redeemed	(2,111,277,650)	(2,512,034,269)	(266,135,384)	(267,514,480)
Net increase (decrease) in net assets derived from capital share transactions	(43,794,577)	(110,778,325)	(14,385,778)	7,152,611

Net Assets
Total increase (decrease) in net assets	(43,770,342)	(110,845,077)	(14,385,813)	7,152,693
Beginning of year	596,510,367	707,355,444	89,694,231	82,541,538
End of year	$552,740,025	$596,510,367	$75,308,418	$89,694,231
Undistributed net investment income, end of year	$378	$1,184	$47	$150
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	29

Financial Highlights	BIF California Municipal Money Fund

	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0000	0.0001	0.0004
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—
Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	0.66%	0.65%	0.64%	0.62%	0.61%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.12%	0.21%	0.21%	0.33%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.04%

Supplemental Data
Net assets, end of year (000)	$606,546	$672,107	$901,056	$1,055,359	$1,229,341

BIF Connecticut Municipal Money Fund

	Year Ended March 31,
	2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	—
Net realized gain	0.0000 [1]	0.0001	—	0.0000	[1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0000	0.0000		0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		—
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	—		(0.0000)[3]
Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)		(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%		0.00%

Ratios to Average Net Assets
Total expenses	0.75%	0.74%	0.72%	0.71%		0.69%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.10%	0.18%	0.19%		0.32%
Net investment income	0.00%	0.00%	0.00%	0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$106,566	$135,299	$158,440	$181,310		$232,421
[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Financial Highlights (continued)	BIF Massachusetts Municipal Money Fund

	Year Ended March 31,
	2015	2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	—
Net realized gain	0.0000 [1]	0.0000	[1]	0.0006	0.0000 [1]	—
Net increase from investment operations	0.0000	0.0000		0.0006	0.0000	—
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	—
Net realized gain	(0.0000)[3]	—		(0.0006)	(0.0000)[3]	—
Total distributions	(0.0000)	(0.0000)		(0.0006)	(0.0000)	—
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%		0.06%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.83%	0.79%		0.76%	0.73%	0.72%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.15%		0.24%	0.23%	0.35%
Net investment income	0.00%	0.00%		0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$76,324	$80,695		$131,718	$150,888	$162,853

BIF New Jersey Municipal Money Fund

	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004
Net realized gain	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0003	0.0000	0.0000	0.0001	0.0004
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)
Net realized gain	(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0003)	(0.0000)	(0.0000)	(0.0001)	(0.0004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	0.68%	0.68%	0.68%	0.67%	0.65%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.19%	0.26%	0.30%	0.37%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.04%

Supplemental Data
Net assets, end of year (000)	$336,219	$380,729	$377,525	$422,655	$607,969
[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	31

Financial Highlights (concluded)	BIF New York Municipal Money Fund

	Year Ended March 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—
Net realized gain	0.0001	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0002	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—
Net realized gain	(0.0001)	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0001)	(0.0002)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.67%	0.66%	0.65%	0.64%	0.62%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.13%	0.21%	0.21%	0.34%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$552,740	$596,510	$707,355	$906,852	$996,972

BIF Ohio Municipal Money Fund

	Year Ended March 31,
	2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0004
Net realized gain	0.0000 [1]	0.0000	[1]	—	0.0000	[1]	—
Net increase from investment operations	0.0000	0.0000		0.0000	0.0000		0.0004
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0004)
Net realized gain	(0.0000)[3]	—		(0.0000)[3]	—		(0.0000)[3]
Return of capital	—	—		(0.0020)	—		—
Total distributions	(0.0000)	(0.0000)		(0.0020)	(0.0000)		(0.0004)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%		0.20%	0.00%		0.04%

Ratios to Average Net Assets
Total expenses	0.77%	0.80%		0.77%	0.77%		0.70%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.13%		0.22%	0.21%		0.38%
Net investment income	0.00%	0.00%		0.00%	0.00%		0.04%

Supplemental Data
Net assets, end of year (000)	$75,308	$89,694		$82,542	$100,592		$126,607
[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Notes to Financial Statements

1. Organization:

BIF Multi-State Municipal Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BIF California Municipal Money Fund	BIF California	Non-diversified
BIF Connecticut Municipal Money Fund	BIF Connecticut	Non-diversified
BIF Massachusetts Municipal Money Fund	BIF Massachusetts	Non-diversified
BIF New Jersey Municipal Money Fund	BIF New Jersey	Non-diversified
BIF New York Municipal Money Fund	BIF New York	Non-diversified
BIF Ohio Municipal Money Fund	BIF Ohio	Non-diversified

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	33

Notes to Financial Statements (continued)

Prior to July 1, 2014, BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, served as a sub-advisor to each Fund pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Fund to the Manager under the Investment Advisory Agreements. Effective July 1, 2014, the sub-advisory agreements between the Manager and BIM, with respect to each Fund, expired.

For the year ended March 31, 2015, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Amounts waived	$5,679	$1,159	$701	$3,380	$5,181	$914

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, or service and distribution fees waived and other expenses waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended March 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Purchases	$398,425,000	$20,425,000	$14,800,000	$25,840,000	$254,950,000	$14,685,000
Sales	$199,995,000	$47,200,000	$10,500,000	$1,000,000	$161,120,000	$16,690,000

4. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2015, inclusive of the open tax years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of March 31, 2015, the following permanent differences attributable to the characterization of investment income for tax purposes were reclassified to the following accounts:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Undistributed net investment income	$(772)	$(146)	$(69)	$(97)	$(384)	$(62)
Accumulated net realized gain	$772	$146	$69	$97	$384	$62
34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2015 and March 31, 2014 was as follows:

		BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Tax-exempt income[1]	3/31/15	$485	$824	$87	$2,638	$624	$589
	3/31/14	279	50	43	134	242	30
Ordinary income[2]	3/31/15	8,802	256	147	25,197	11,682	3,459
	3/31/14	48,871	—	—	—	21,040	—
Long-term capital gains[3]	3/31/15	—	—	—	57,083	15,360	—
	3/31/14	—	19,150	—	1,199	85,813	—
Total	3/31/15	$9,287	$1,080	$234	$84,918	$27,666	$4,048
	3/31/14	$49,150	$19,200	$43	$1,333	$107,095	$30
[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2015 as exempt-interest dividends.
[2]	Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary distributions are comprised of interest related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
[3]	The Funds designate these amounts paid during the fiscal year ended March 31, 2015 as capital gain dividends.

As of March 31, 2015, the tax components of accumulated net earnings were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Undistributed tax-exempt	$273	$52	$45	$219	$378	$47
Undistributed ordinary income	1,408	—	—	—	13,571	—
Undistributed long-term capital gains	—	—	—	6,500	28,681	—
Total	$1,681	$52	$45	$6,719	$42,630	$47

As of March 31, 2015, there were no significant differences between the book and tax components of net assets.

During the year ended March 31, 2015, BIF Ohio utilized $68 of their capital loss carryforward.

5. Principal Risks:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	35

Notes to Financial Statements (concluded)

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate their strategy to implement the new regulations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal Series Trust (the “Trust”), comprised of the BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund and BIF Ohio Municipal Money Fund (collectively, the “Funds”), as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BIF Multi-State Municipal Series Trust as of March 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2015

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	37

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]

Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007
President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 156 Portfolios	None

David O. Beim 1940	Trustee	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 156 Portfolios	None

Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None

Frank J. Fabozzi 1948	Trustee	Since 2014
Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.
				109 RICs consisting of 232 Portfolios	None

Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 1939	Trustee	Since 2007
Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.
				33 RICs consisting of 156 Portfolios	None

Ian A. MacKinnon 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 156 Portfolios	None

Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 156 Portfolios	None
38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Officers and Trustees (continued)
Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)

Toby Rosenblatt 1938	Trustee	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 156 Portfolios	None

Mark Stalnecker 1951	Trustee	Since 2015
Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.
				33 RICs consisting of 156 Portfolios	None

Kenneth L. Urish 1951	Trustee	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 156 Portfolios	None

Frederick W. Winter 1945	Trustee	Since 2007
Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 156 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.

[3]  Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustee[4]

Barbara G. Novick 1960	President and Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	109 RICs consisting of 232 Portfolios	None
[4] Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Trust based on her position with BlackRock, Inc. and its affiliates.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	39

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]

John M. Perlowski 1964	Chief Executive Officer	Since 2010
Managing Director of BlackRock, Inc. since 2009; Head of Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 1958	Vice President	Since 2009
Managing Director of BlackRock, Inc. since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock, Inc. since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 1970	Treasurer	Since 2007
Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of the MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer	Since 2014
Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015
Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012
Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trusts and Ronald W. Forbes resigned as a Trustee of the Trusts and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Trustees of the Trusts.
Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trusts and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trusts.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809
40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015	41

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2015

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-3/15-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,600	$0	$0
BIF Connecticut Municipal Money Fund	$25,663	$25,663	$0	$0	$10,812	$10,600	$0	$0
BIF Massachusetts Municipal Money Fund	$25,663	$25,663	$0	$0	$10,812	$10,600	$0	$0
BIF New Jersey Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,600	$0	$0
BIF New York Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,600	$0	$0
BIF Ohio Municipal Money Fund	$24,663	$24,663	$0	$0	$10,812	$10,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

2

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures:
The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$10,812	$10,600
BIF Connecticut Municipal Money Fund	$10,812	$10,600
BIF Massachusetts Municipal Money Fund	$10,812	$10,600
BIF New Jersey Municipal Money Fund	$10,812	$10,600
BIF New York Municipal Money Fund	$10,812	$10,600
BIF Ohio Municipal Money Fund	$10,812	$10,600

3

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
4

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto
5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: June 2, 2015

6